DERIVATIVE INSTRUMENTS - Fair Values of Instruments Designated as Hedges (Details) - Cash Flow Hedges - Designated Hedge - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other current assets
Derivative contracts
Fair Value of Derivative Instruments, Assets	$ 6	$ 4
Other current assets | Diesel forward contracts
Derivative contracts
Fair Value of Derivative Instruments, Assets	6	4
Other current liabilities
Derivative contracts
Fair Value of Derivative Instruments, Liabilities	1	27
Other current liabilities | Foreign exchange forward contracts | AUD
Derivative contracts
Fair Value of Derivative Instruments, Liabilities	$ 1	23
Other current liabilities | Diesel forward contracts
Derivative contracts
Fair Value of Derivative Instruments, Liabilities		4
Other non-current liabilities
Derivative contracts
Fair Value of Derivative Instruments, Liabilities		1
Other non-current liabilities | Foreign exchange forward contracts | AUD
Derivative contracts
Fair Value of Derivative Instruments, Liabilities		$ 1